Marketing, Licensing and Distribution Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Marketing, Licensing and Distribution Agreements
Marketing, Licensing and Distribution Agreements

14)   Marketing, Licensing and Distribution Agreements

(a)    Vivus

On September 30, 2016, the Company entered into a License and Commercialization Agreement (the “License Agreement”) with Vivus, Inc (“Vivus”) to purchase and receive the license for the commercialization and exploitation of Stendra® for a one-time fee of $70 million, and for an additional $0.8 million, the Company also acquired the current Stendra® product and sample inventories as of September 30, 2016, that were owned by Vivus. The License Agreement gives the Company the right to sell Stendra® in the U.S and its territories, Canada, South America, and India. In December 2000, Vivus originally was granted the license from Mitsubishi Tanabe Pharma Corporation (“MTPC”) to develop, market, and manufacture Stendra®. Stendra® was approved by the Food and Drug Administration (“FDA”) in April 2012 to treat male erectile dysfunction.

The Company will pay MTPC a royalty of 5% on the first $500 million of net sales and 6% of net sales thereafter. In consideration for the trademark assignment and the use of the trademarks associated with the product and the Vivus technology, the Company shall (a) during the first, second, and third years following the expiration of the Royalty Period in a particular country in the Company’s territory, pay to Vivus a royalty equal to 2% of the net sales of products in such territory; and (b) following the fourth and fifth years following the end of the Royalty Period in such territory, pay to Vivus a royalty equal to 1% of the net sales of products in such territory. Thereafter, no further royalties shall be owed with respect to net sales of Stendra® in such territory.

In addition, the Company will be responsible for a pro-rata portion of a $6 million milestone payment to be paid once $250 million in sales has been reached on the separate revenue stream of Stendra®. Should the $250 million of sales threshold be reached, the Company will be responsible for $3.2 million of the milestone payment.

In connection with the License Agreement, the Company and Vivus also entered into a Supply Agreement on the effective date of the License Agreement, which has since been terminated, effective as of September 30, 2021. The Supply Agreement stated that Vivus would initially manufacture, test, and supply the product to the Company or its designee, directly or through one or more third parties. In connection with the Supply Agreement , we and Vivus have been in negotiations to determine the amounts ultimately owed to Vivus, but we may be responsible for payments of approximately $20.7 million. The Company provided Vivus with notice of termination of the Supply Agreement on September 30, 2019, which became effective on September 30, 2021.

The Company is currently negotiating with multiple contract manufacturers to manufacture and supply Stendra® and serve as potential replacements for Vivus. The Company intends to enter into a new supply agreement with one or more of these candidates in the near future and hopes to have an agreement in place by the end of the year. However, these negotiations are ongoing and there is no assurance that we will be able to enter into any new supply agreement with such potential vendors or that we will be able to do so at terms favorable to us in a timely manner. As of November 15, 2021, we believe that we have sufficient supplies of Stendra® to meet demand for the next 10 months.

Stendra® can be purchased by written purchase orders submitted to Vivus at least 125 days in advance of the desired shipment date. For each quarter, the Company is required to submit purchase orders for at least 90% of the quantities in the forecast above. Vivus will have no obligation to supply Stendra® in excess of 120% of the quantity specified above but will use reasonable efforts.

As of both September 30, 2021, and December 31, 2020, the Company had $14.2 million of accrued inventory purchases related to the Company’s minimum purchase obligations with Vivus for raw material or API inventory. As API inventory is not a finished good, the Company does not have title to the product and classifies API Inventory in either other current assets or other assets, depending on whether the Company expects to take title to the product within one year from the date of the financial statements. As of both September 30, 2021, and December 31, 2020, there was $1.3 million included in other current assets (see Note 5 Prepaid and Other Current Assets). As of both September 30, 2021, and December 31, 2020, $11.1 million is included in other assets on the accompanying condensed consolidated balance sheets. The Company reviews its inventory levels and purchase commitments for excess amounts that it is required to purchase but projects it will not be able to sell prior to product expiry. During the three and nine months ended September 30, 2021, and 2020, the Company has not recorded any additional reserve to reduce the cost of API inventory.

During the nine months ended September 30, 2021 and 2020, the Company incurred royalties to MTPC for Stendra® of $302,346 and $206,435, respectively. During the three months ended September 30, 2021 and 2020, the Company incurred royalties to MTPC for Stendra® of $68,865 and $129,508, respectively. Royalties incurred were included in cost of goods sold in the condensed consolidated statements of operations. As of September 30, 2021, and December 31, 2020, the Company had a payable for royalties of $68,865 and $8,728, respectively, which is included in accrued expenses in the accompanying condensed consolidated balance sheets.

The license agreement between MTPC and Vivus (“MTPC License”) contains certain termination rights that would allow MTPC to terminate the agreement if Vivus were to breach any of the terms of the MTPC License or become insolvent or bankrupt. In the event that MTPC terminates the MTPC License with Vivus because of any contractual breach the Company has step-in rights with MTPC, which would allow the Company to continue to sell Stendra®.

(b)    Hybrid

In March 2020, the Company acquired the exclusive license to H100™ from Hybrid (the “Hybrid License”). H100™ is a topical candidate with at least one active ingredient and potentially a combination of ingredients responsible for the improvement of penile curvature during the acute phase of Peyronie’s disease. We paid an initial license fee of $100,000, with an additional $900,000 payment due upon obtainment of orphan indication for H100™ and termination of Hybrid’s existing agreement with a compounding pharmacy, and additional annual payments of $125,000, $150,000, and $200,000 due on each of the first, second and third anniversaries of the Hybrid License and $250,000 annual payments due thereafter. The Company is also required to make a $1,000,000 payment upon first commercial sale and a sliding scale of percentage payments on net sales in the low single digits. Annual anniversary payments will not be required after commercialization. The Company is also obligated to make royalty payments between 3-6% of any net sales. In addition, the Company may terminate at any time after first anniversary, without cause, upon ninety (90) days’ notice.

The initial license fee of $100,000 and an extension payment of $100,000 has been recorded in research and development during the year ended December 31, 2020. The Company has treated the acquisition as an asset acquisition and has concluded that the asset acquired, and the upfront payment should be expensed as it was considered an IPR&D asset with no alternative future uses.

On September 24, 2020, the Company and Hybrid entered into a letter agreement, pursuant to which the term of the license agreement was extended for an additional six months to March 24, 2021. In consideration for the extension, the Company paid Hybrid $50,000 in October 2020 and an additional $100,000 in December 2020. On March 31, 2021, the Company and Hybrid, entered into a second letter agreement, pursuant to which the parties agreed to extend the Second Period (as defined in the Hybrid License) for an additional six (6) months to September 24, 2021. Additionally, the Company agreed to pay Hybrid a one-time, non-creditable and non-refundable payment of $200,000, which was paid within seven calendar days of entering into the agreement. On September 24, 2021, the Company entered into an amendment to the license agreement in which the Company exercised its right not to terminate the Hybrid License even though orphan drug status had not yet been granted by the FDA. Along with this election, the Company paid Hybrid $150,000 on October 1, 2021, $200,000 on October 31, 2021, and agreed to pay two (2) additional payments of $200,000 by December 1, 2021, and December 31, 2021.

14)   Marketing, Licensing and Distribution Agreements

(a)    Vivus

On September 30, 2016, the Company entered into a License and Commercialization Agreement (the “License Agreement”) with Vivus, Inc (“Vivus”) to purchase and receive the license for the commercialization and exploitation of Stendra® for a one-time fee of $70 million, and for an additional $0.8 million, the Company also acquired the current Stendra® product and sample inventories as of September 30, 2016 that were owned by Vivus. The License Agreement gives the Company the right to sell Stendra® in the U.S and its territories, Canada, South America, and India. In December 2000, Vivus originally was granted the license from Mitsubishi Tanabe Pharma Corporation (“MTPC”) to develop, market, and manufacture Stendra®. Stendra® was approved by the Food and Drug Administration (“FDA”) in April 2012 to treat male erectile dysfunction.

The Company will pay MTPC a royalty of 5% on the first $500 million of net sales and 6% of net sales thereafter. In consideration for the trademark assignment and the use of the trademarks associated with the product and the Vivus technology, the Company shall (a) during the first, second, and third years following the expiration of the Royalty Period in a particular country in the Company’s territory, pay to Vivus a royalty equal to 2% of the net sales of products in such territory; and (b) following the fourth and fifth years following the end of the Royalty Period in such territory, pay to Vivus a royalty equal to 1% of the net sales of products in such territory. Thereafter, no further royalties shall be owed with respect to net sales of Stendra® in such territory.

In addition, the Company will be responsible for a pro-rata portion of a $6 million milestone payment to be paid once $250 million in sales has been reached on the separate revenue stream of Stendra®. Should the $250 million of sales threshold be reached, the Company will be responsible for $3.2 million of the milestone payment.

In connection with the License Agreement, the Company and Vivus also entered into a Supply Agreement on the effective date of the License Agreement. The Supply Agreement states that Vivus will initially manufacture, test, and supply the product to the Company or its designee, directly or through one or more third parties. The agreement is effective through December 31, 2021. The Company provided Vivus with notice of termination of the supply agreement on September 30, 2019, effective on September 30. 2021. The Company is required to make future minimum annual purchases of Stendra® under the Supply Agreement as follows (based on current prices, however, subject to annual price increases). As of December 31, 2020, the minimum purchase obligation is $4.1 million in 2021.

Stendra® can be purchased by written purchase orders submitted to Vivus at least 125 days in advance of the desired shipment date. For each quarter, the Company is required to submit purchase orders for at least 90% of the quantities in the forecast above. Vivus will have no obligation to supply Stendra® in excess of 120% of the quantity specified above but will use reasonable efforts.

As of December 31, 2020 and 2019, the Company has $14.2 million and $9.3 million, respectively, of accrued inventory purchases related to the Company’s minimum purchase obligations with Vivus for raw material or API inventory. As API inventory is not a finished good, the Company does not have title to the product and classifies API Inventory in either other current assets or other assets, depending on whether the Company expects to take title to the product within one year from the date of the financial statements. As of December 31, 2020 and 2019, there was $1.3 million and $1.4 million, respectively, included in other current assets (see Note 5 Prepaid and Other Current Assets). As of December 31, 2020 and 2019, there was $11.1 million and $6.7 million included on the accompanying consolidated balance sheets, respectively. The Company reviews its inventory levels and purchase commitments for excess amounts that it is required to purchase but projects it will not be able to sell prior to product expiry. During the years ended December 31, 2020 and 2019, the Company recorded a reserve of $0.8 million and $1.2 million, respectively, which is included in cost of goods sold, to reduce the cost of API inventory to its net realizable value.

During the years ended December 31, 2020 and 2019, the Company incurred royalties to MTPC for Stendra of $317,875 and $550,533. Royalties incurred were included in cost of goods sold in the consolidated statements of operations. As of December 31, 2020, the Company had a payable for royalties of $8,728, which is included in accrued expenses in the accompanying consolidated balance sheet. As of December 31, 2019, the Company had a receivable for royalties of $309,147, which is included in other current assets in prepaid expenses and other current assets (see Note 5 Prepaid and Other Current Assets).

On July 7, 2020, Vivus announced that it has completed the solicitation of an in-court prepackaged plan of reorganization, under which IEH Biopharma LLC will take 100% ownership of Vivus. Vivus is a specialty pharmaceutical company and the Company has a License

Agreement with Vivus for commercialization and exploitation of Stendra® as well as the Company and Vivus are parties to a Supply Agreement for which Vivus will manufacture, test and supply Stendra® to the Company. The License Agreement is a sublicense under Vivus’ license agreement with the owner of the Stendra® patent, MTPC.

The license agreement between MTPC and Vivus (“MTPC License”) contains certain termination rights that would allow MTPC to terminate the agreement if Vivus were to breach any of the terms of the MTPC License or become insolvent or bankrupt. In the event that MTPC terminates the MTPC License with Vivus because of any contractual breach the Company has step-in rights with MTPC, which would allow the Company to continue to sell Stendra®.

(b)    Hybrid

In March 2020, the Company acquired the exclusive license to H100™ from Hybrid. H100™ is a topical candidate with at least one active ingredient and potentially a combination of ingredients responsible for the improvement of penile curvature during the acute phase of Peyronie’s disease. We paid an initial license fee of $100,000, with an additional $900,000 payment due upon obtainment of orphan indication for H100™ and termination of Hybrid’s existing agreement with a compounding pharmacy, and additional annual payments of $125,000, $150,000 and $200,000 due on each of the first, second and third anniversaries of the license agreement and $250,000 annual payments due thereafter. The Company is also required to make a $1,000,000 payment upon first commercial sale and a sliding scale of percentage payments on net sales in the low single digits. Annual anniversary payments will not be required after commercialization. The Company is also obligated to make royalty payments between 3-6% of any net sales. In addition, the Company may terminate at any time after first anniversary, without cause, upon ninety (90) days’ notice.

The initial license fee of $100,000 and an extension payment of $100,000 has been recorded in research and development during the year ended December 31, 2020. The Company has treated the acquisition as an asset acquisition and has concluded that the asset acquired and the upfront payment should be expensed as it was considered an IPR&D asset with no alternative future uses.

On September 24, 2020, the Company and Hybrid amended the license agreement for H100™ to extend the term of the license agreement for an additional six months to March 24, 2021. In consideration for the amendment, the Company paid Hybrid $50,000 in October 2020 and an additional $100,000 in December 2020.